Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
ASSETS
Cash and due from banks	$ 8,081		$ 7,528
Interest bearing deposits with banks	4,295		335
Cash and cash equivalents	12,376		7,863
Securities available for sale	156,395		158,132
Securities held to maturity, fair value 2013: $177	0		174
Loans receivable (net of allowance for loan losses 2014: $5,875; 2013: $5,708)	495,260		497,389
Regulatory stock, at cost	1,714		2,877
Premises and equipment, net	6,734		7,125
Bank owned life insurance	18,284		17,790
Accrued interest receivable	2,339		2,422
Foreclosed real estate owned	3,726		1,009
Goodwill	9,715		9,715
Other intangibles	389		510
Deferred tax asset	3,285		4,819
Other assets	1,418		1,409
Total Assets	711,635		711,234
LIABILITIES
Deposits: Non-interest bearing demand	98,064		92,684
Deposits: Interest-bearing	46,441		45,444
Deposits: Money market deposit accounts	120,603		122,423
Deposits: Savings	73,004		69,202
Deposits: Time	221,832		211,429
Total deposits	559,944		541,182
Short-term borrowings	25,695		49,914
Other borrowings	22,200		23,761
Accrued interest payable	966		1,022
Other liabilities	3,789		3,491
Total Liabilities	612,594		619,370
STOCKHOLDERS' EQUITY
Common stock, $.10 par value per share, authorized 10,000,000 shares; 2014: issued 3,718,018 shares 2013: issued 3,708,718 shares	372		371
Surplus	35,206		35,010
Retained earnings	64,078		60,798
Treasury stock at cost: 2014: 40,576 shares, 2013: 64,628 shares	(1,077)		(1,713)
Accumulated other comprehensive income (loss)	462	[1]	(2,602)	[1]
Total Stockholders' Equity	99,041		91,864
Total Liabilities and Stockholders' Equity	$ 711,635		$ 711,234

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.